Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of investment held for trading

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013	Gain (Loss)
Investment in gold held for trading	$32,914	$-	$-	$32,914	$-

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012	Gain (Loss)
Investment in gold held for trading	$-	$-	$-	$-	$-

Schedule of company's cash balances by geographic area
	December 31,
	2013		2012
Country:
United States	$-	-	$-	-
China	667,024	100%	407,323	100%
Total cash and cash equivalents	$667,024	100%	$407,323	100%